Related Party Transactions - Additional Information (Detail) - USD ($)						3 Months Ended	6 Months Ended
	Dec. 11, 2020	Dec. 10, 2020	Nov. 27, 2020	Nov. 06, 2020	Oct. 13, 2020	Dec. 31, 2020	Jun. 30, 2021	Aug. 12, 2021	May 17, 2021	Feb. 16, 2021
Related Party Transaction [Line Items]
Proceeds from related party debt					$ 25,000	$ 240,416	$ 1,100,000
Sale of stock issue price per share				$ 0.01
Proceeds from Issuance of Warrants						11,050,000
Repayment of related party debt						$ 215,316
Long term notes payable							$ 1,100,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants or rights issued during the period shares	7,366,667
Class of warrants or rights issued during the period price per warrant	$ 1.50
Proceeds from Issuance of Warrants	$ 11,050,000
Common Class B [Member]
Related Party Transaction [Line Items]
Sale of stock issue price per share						$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding						2,012,500	2,012,500
Sponsor [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction administration and support service expenses per month payable		$ 10,000
Sponsor [Member] | General and Administrative Expense [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction administration expenses						$ 6,144	$ 60,000
Sponsor [Member] | Second Amended And Restated Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value										$ 3,000,000
Long term date of maturity										Dec. 31, 2022
Debt instrument conversion price per share										$ 1.50
Long term notes payable									$ 1,100,000
Sponsor [Member] | Second Amended And Restated Promissory Note [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Long term notes payable								$ 1,900,000
Line of credit facility outstanding borrowing								$ 3,000,000
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants or rights issued during the period shares		7,366,667
Class of warrants or rights issued during the period price per warrant		$ 1.50
Proceeds from Issuance of Warrants		$ 11,050,000
Warrants amount allocated to the capital of the company		$ 3,000,000
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Shares issued shares share based payment arrangement before forfeiture				2,300,000
Shares issued value share based payment arrangement before forfeiture				$ 25,000
Sale of stock issue price per share				$ 0.01
Shares issued shares share based payment arrangement forfeited			287,500
Shares Transferred To Directors And Officers			201,250
Sponsor [Member] | Common Class B [Member] | Alignment Shares [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding						2,012,500	2,012,500
Promissory Note [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt					25,000
Extinguishment of debt and stock issued value				$ 25,000
Amended And Restated Unsecured Promissory Note [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt					215,316
Repayment of related party debt					$ 215,316